Share-based Compensation - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares
Employee 2013 EIP [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Description of method of settlement for share-based payment arrangement	Upon enrollment in the 2013 EIP, Beneficiaries were granted a certain number of shares which they were entitled to acquire at a pre-determined price of 1/13 of a Swiss franc. The pre-determined price was generally paid by the Beneficiaries at the grant date and recognized as a pre-payment until the vesting period elapses resulting in the shares issuance being accounted for.
Description of vesting requirements for share-based payment arrangement	The shares generally fully vest over a four-year vesting period, with 25% of the shares underlying the grant vesting after one year, and 1/48th of the shares underlying the grant vesting each month over a further period of three years.
Obligation to repurchase or settle shares	$ 0
Employee 2017 EIP [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Description of vesting requirements for share-based payment arrangement	The stock-options vest under a 3-year or 4-year vesting schedule, have a 10-year expiration term and have an exercise price equivalent to the share price at grant date.
Number of stock option, granted | shares	1,683,303	1,317,420
Weighted average share price at date of exercise of options exercised	$ 11.64	$ 13.04
Employee 2017 EIP [Member] | Black-Scholes Model [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Description of option pricing model, share options granted	Black-Scholes model	Black-Scholes model
weighted average fair value of the stock-options granted	$ 6.45	$ 10.36